Rule 497(j)
                              File No. 333-00551



GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York  10017
(212) 953-7532






                                                 February 10, 1997


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:  Empire State Municipal Exempt Trust, Guaranteed
                       Series 126
                       File No. 333-00551

Gentlemen:

                  As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

                  (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

                  (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on January 30, 1997 and became effective January 31, 1997 pursuant to Rule 485(b).

                                      Empire State Municipal Exempt
                                      Trust, Guaranteed Series 126

                                      GLICKENHAUS & CO.
                                      LEBENTHAL & CO. INC.



                                      By:  /s/ JAMES VACCACIO
                                           James Vaccacio
                                           as agent for the Sponsors



337760.1